UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 – March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2014

JNL/Mellon Capital DowSM 10 Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.9%
McDonald’s Corp.	573	$56,162

ENERGY - 9.3%
Chevron Corp.	445	52,889

HEALTH CARE - 21.4%
Merck & Co. Inc.	1,112	63,138
Pfizer Inc.	1,812	58,207
		121,345
INDUSTRIALS - 9.2%
General Electric Co.	2,013	52,108

INFORMATION TECHNOLOGY - 30.5%
Cisco Systems Inc.	2,516	56,390
Intel Corp.	2,145	55,373
Microsoft Corp.	1,498	61,422
		173,185
TELECOMMUNICATION SERVICES - 19.4%
AT&T Inc.	1,589	55,737
Verizon Communications Inc.	1,142	54,337
		110,074
Total Common Stocks (cost $459,530)		565,763

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,172	1,172
Total Short Term Investments (cost $1,172)		1,172
Total Investments - 99.9% (cost $460,702)		566,935
Other Assets and Liabilities, Net - 0.1%		614
Total Net Assets - 100.0%		$567,549

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 5.2%
Ladbrokes Plc	9,044	$20,372

CONSUMER STAPLES - 6.2%
Tesco Plc	4,898	24,157

ENERGY - 7.2%
China Coal Energy Co.	50,093	28,314

FINANCIALS - 41.0%
Bank of China Ltd. - Class H	59,649	26,500
Bank of Communications Co. Ltd.	39,236	25,707
China Construction Bank Corp. - Class H	36,335	25,505
Industrial & Commercial Bank of China Ltd. - Class H	40,788	25,145
Man Group Plc	18,639	31,464
RSA Insurance Group Plc	17,426	26,016
		160,337
HEALTH CARE - 7.2%
Pfizer Inc.	872	28,009

INDUSTRIALS - 6.4%
General Electric Co.	968	25,074

INFORMATION TECHNOLOGY - 13.8%
Cisco Systems Inc.	1,211	27,134
Intel Corp.	1,032	26,645
		53,779
TELECOMMUNICATION SERVICES - 12.6%
AT&T Inc.	765	26,820
Verizon Communications Inc.	181	8,593
Vodafone Group Plc	3,746	13,776
		49,189
Total Common Stocks (cost $390,955)		389,231

RIGHTS - 0.1%
RSA Insurance Group Plc (c)	177	99
Total Rights (cost $0)		99

SHORT TERM INVESTMENTS - 0.1%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	485	485
Total Short Term Investments (cost $485)		485
Total Investments - 99.8% (cost $391,440)		389,815
Other Assets and Liabilities, Net - 0.2%		910
Total Net Assets - 100.0%		$390,725

JNL/Mellon Capital Nasdaq 25® Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 27.0%
Comcast Corp. - Class A	1,284	$64,207
Liberty Global Plc - Class A (c) (d)	202	8,399
Liberty Global Plc - Class C (c)	206	8,382
Liberty Interactive Corp. (c)	435	12,554
Marriott International Inc. - Class A	270	15,101
Starbucks Corp.	440	32,298
Viacom Inc. - Class B	349	29,660
Wynn Resorts Ltd.	90	20,043
		190,644
HEALTH CARE - 18.3%
Amgen Inc.	561	69,203
Express Scripts Holding Co. (c)	454	34,057
Henry Schein Inc. (c)	78	9,287
Mylan Inc. (c)	343	16,738
		129,285
INFORMATION TECHNOLOGY - 53.1%
Activision Blizzard Inc.	629	12,865
Apple Inc.	121	65,044
Avago Technologies Ltd.	224	14,450
Check Point Software Technologies Ltd. (c)	178	12,071
Cognizant Technology Solutions Corp. - Class A (c)	536	27,131
F5 Networks Inc. (c)	92	9,782
Fiserv Inc. (c)	233	13,226
Google Inc. - Class A (c)	59	66,105
Intuit Inc.	254	19,747
NXP Semiconductors NV (c)	228	13,399
Paychex Inc.	329	14,000
QUALCOMM Inc.	899	70,920
Texas Instruments Inc.	760	35,812
		374,552

See accompanying Notes to Schedules of Investments.

	Shares	Value
MATERIALS - 1.5%
Sigma-Aldrich Corp.	108	10,074
Total Common Stocks (cost $611,215)		704,555

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	957	957

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	7,640	7,640
Total Short Term Investments (cost $8,597)		8,597
Total Investments - 101.1% (cost $619,812)		713,152
Other Assets and Liabilities, Net - (1.1%)		(7,549)
Total Net Assets - 100.0%		$705,603

JNL/Mellon Capital Value Line 30® Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 5.7%
Federal-Mogul Corp. (c)	442	$8,261
Goodyear Tire & Rubber Co.	645	16,858
Hyatt Hotels Corp. (c)	171	9,220
Visteon Corp. (c)	126	11,155
		45,494
ENERGY - 39.0%
Alpha Natural Resources Inc. (c) (d)	1,213	5,156
BP Plc - ADR	1,437	69,128
Chesapeake Energy Corp.	1,394	35,708
Devon Energy Corp.	860	57,574
Schlumberger Ltd.	779	75,917
Suncor Energy Inc.	2,002	70,007
		313,490
FINANCIALS - 4.8%
Host Hotels & Resorts Inc.	1,922	38,894

HEALTH CARE - 2.2%
Alere Inc. (c)	236	8,120
Select Medical Holdings Corp.	763	9,505
		17,625
INDUSTRIALS - 11.2%
Avery Dennison Corp.	251	12,725
Brink’s Co.	250	7,133
Elbit Systems Ltd.	144	8,788
JetBlue Airways Corp. (c) (d)	941	8,176
Manitowoc Co. Inc.	361	11,350
Southwest Airlines Co.	1,772	41,838
		90,010
INFORMATION TECHNOLOGY - 19.7%
Brocade Communications Systems Inc. (c)	1,152	12,220
Computer Sciences Corp.	384	23,340
Finisar Corp. (c)	360	9,537
Marvell Technology Group Ltd.	1,282	20,185
Oracle Corp.	1,829	74,808
Skyworks Solutions Inc. (c)	492	18,474
		158,564
MATERIALS - 11.0%
Alcoa Inc.	2,796	35,988
Barrick Gold Corp.	2,469	44,015
Commercial Metals Co.	424	8,001
		88,004
TELECOMMUNICATION SERVICES - 2.8%
Level 3 Communications Inc. (c)	583	22,809

UTILITIES - 3.4%
AES Corp.	1,887	26,952
Total Common Stocks (cost $757,283)		801,842

SHORT TERM INVESTMENTS - 1.0%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,389	1,389

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	6,598	6,598
Total Short Term Investments (cost $7,987)		7,987
Total Investments - 100.8% (cost $765,270)		809,829
Other Assets and Liabilities, Net - (0.8%)		(6,369)
Total Net Assets - 100.0%		$803,460

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 12.7%
AutoZone Inc. (c)	86	$46,133
Home Depot Inc.	499	39,452
TJX Cos. Inc.	642	38,934
		124,519
CONSUMER STAPLES - 12.9%
Hershey Co.	428	44,721
Kimberly-Clark Corp.	392	43,246
Philip Morris International Inc.	477	39,078
		127,045
ENERGY - 12.3%
Chevron Corp.	328	39,037
Marathon Petroleum Corp.	465	40,468
Phillips 66	535	41,244
		120,749
FINANCIALS - 12.6%
Aon Plc - Class A	497	41,872
Assurant Inc.	621	40,358
Torchmark Corp.	529	41,627
		123,857
HEALTH CARE - 12.3%
Celgene Corp. (c)	242	33,733
Pfizer Inc.	1,341	43,077
St. Jude Medical Inc.	671	43,858
		120,668
INDUSTRIALS - 12.1%
Dun & Bradstreet Corp.	336	33,348
Flowserve Corp.	526	41,184
Northrop Grumman Systems Corp.	360	44,464
		118,996
INFORMATION TECHNOLOGY - 11.8%
Intuit Inc.	539	41,875

See accompanying Notes to Schedules of Investments.

	Shares	Value
MasterCard Inc. - Class A	494	36,892
VeriSign Inc. (c) (d)	682	36,772
		115,539
MATERIALS - 13.2%
FMC Corp.	553	42,300
LyondellBasell Industries NV - Class A	519	46,151
Praxair Inc.	316	41,444
		129,895
Total Common Stocks (cost $943,998)		981,268

SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	284	284

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	3,378	3,378
Total Short Term Investments (cost $3,662)		3,662
Total Investments - 100.3% (cost $947,660)		984,930
Other Assets and Liabilities, Net - (0.3%)		(2,809)
Total Net Assets - 100.0%		$982,121

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 4.8%
DeVry Education Group Inc.	424	$17,968
Scholastic Corp.	221	7,631
Stage Stores Inc.	336	8,222
		33,821
CONSUMER STAPLES - 3.2%
Spartan Stores Inc.	305	7,088
Universal Corp. (d)	275	15,364
		22,452
ENERGY - 16.6%
Alpha Natural Resources Inc. (c) (d)	2,053	8,727
Cloud Peak Energy Inc. (c)	415	8,781
Contango Oil & Gas Co. (c)	160	7,627
Exterran Holdings Inc.	214	9,411
Green Plains Renewable Energy Inc.	382	11,455
HollyFrontier Corp.	294	14,007
Patterson-UTI Energy Inc.	577	18,285
Penn Virginia Corp. (c) (d)	801	14,007
Swift Energy Co. (c) (d)	530	5,706
Unit Corp. (c)	287	18,793
		116,799
FINANCIALS - 31.3%
American Financial Group Inc.	257	14,805
Aspen Insurance Holdings Ltd.	360	14,303
BancorpSouth Inc.	584	14,583
Cardinal Financial Corp.	407	7,253
Everest Re Group Ltd.	97	14,798
First American Financial Corp.	525	13,949
First Bancorp Inc. (c)	1,208	6,572
First Financial Bancorp	422	7,580
First Horizon National Corp.	1,253	15,467
First Midwest Bancorp Inc.	412	7,028
Hancock Holding Co.	402	14,732
MB Financial Inc.	230	7,131
Pennsylvania REIT	377	6,806
Piper Jaffray Cos. (c)	186	8,515
PrivateBancorp Inc.	257	7,842
ProAssurance Corp.	152	6,783
Reinsurance Group of America Inc.	193	15,361
Synovus Financial Corp.	4,059	13,760
TCF Financial Corp.	913	15,205
United Community Banks Inc. (c)	409	7,939
		220,412
HEALTH CARE - 4.7%
Kindred Healthcare Inc.	372	8,723
LifePoint Hospitals Inc. (c)	272	14,855
PharMerica Corp. (c)	345	9,649
		33,227
INDUSTRIALS - 7.7%
FTI Consulting Inc. (c)	365	12,164
JetBlue Airways Corp. (c)	1,599	13,899
Navigant Consulting Inc. (c)	384	7,171
SkyWest Inc.	480	6,126
Titan International Inc. (d)	424	8,056
Viad Corp.	266	6,383
		53,799
INFORMATION TECHNOLOGY - 8.5%
CACI International Inc. - Class A (c)	99	7,280
Ebix Inc. (d)	506	8,644
Insight Enterprises Inc. (c)	331	8,311
Lexmark International Inc.	412	19,075
Vishay Intertechnology Inc.	1,101	16,384
		59,694
MATERIALS - 5.0%
Cabot Corp.	286	16,890
Domtar Corp.	160	17,971
		34,861
UTILITIES - 18.0%
Alliant Energy Corp.	288	16,364
Atmos Energy Corp.	326	15,384
Avista Corp.	260	7,980
El Paso Electric Co.	210	7,518
Great Plains Energy Inc.	611	16,525
Hawaiian Electric Industries Inc. (d)	568	14,430
IDACORP Inc.	286	15,875
PNM Resources Inc.	615	16,630
Westar Energy Inc.	458	16,093
		126,799
Total Common Stocks (cost $612,405)		701,864

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,059	1,059

Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	31,733	31,733
Total Short Term Investments (cost $32,792)		32,792
Total Investments - 104.5% (cost $645,197)		734,656
Other Assets and Liabilities, Net - (4.5%)		(31,543)
Total Net Assets - 100.0%		$703,113

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital NYSE® International 25 Fund

	Shares	Value
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 4.4%
Sony Corp. - ADR (d)	189	$3,605

ENERGY - 28.4%
China Petroleum & Chemical Corp. - ADR - Class H	41	3,686
CNOOC Ltd. - ADR	18	2,767
PetroChina Co. Ltd. - ADR	31	3,309
Petroleo Brasileiro SA - Petrobras - ADR	247	3,243
Royal Dutch Shell Plc - ADR - Class B (d)	44	3,399
StatoilHydro ASA - ADR (d)	137	3,855
YPF SA - ADR - Class D	101	3,139
		23,398
FINANCIALS - 32.0%
Banco Bilbao Vizcaya Argentaria SA - ADR (d)	274	3,292
Banco Santander SA - ADR (d)	378	3,625
Bank of Montreal	49	3,251
Credit Suisse Group AG - ADR	106	3,423
Manulife Financial Corp.	166	3,202
Sumitomo Mitsui Financial Group Inc. - ADR (d)	316	2,735
Toronto-Dominion Bank	70	3,275
UBS AG	171	3,546
		26,349
MATERIALS - 18.3%
Barrick Gold Corp.	179	3,183
Kinross Gold Corp. (c)	718	2,974
POSCO Inc. - ADR	43	2,993
Teck Resources Ltd. - Class B	128	2,773
Vale SA - ADR	227	3,140
		15,063
TELECOMMUNICATION SERVICES - 16.9%
China Unicom Ltd. - ADR (d)	221	2,907
Nippon Telegraph & Telephone Corp. - ADR (d)	121	3,289
Orange SA - ADR	270	3,967
Telecom Italia SpA - ADR	315	3,716
		13,879
Total Common Stocks (cost $77,052)		82,294

SHORT TERM INVESTMENTS - 24.8%
Securities Lending Collateral - 24.8%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	20,436	20,436
Total Short Term Investments (cost $20,436)		20,436
Total Investments - 124.8% (cost $97,488)		102,730
Other Assets and Liabilities, Net - (24.8%)		(20,413)
Total Net Assets - 100.0%		$82,317

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 14.9%
Cinemark Holdings Inc.	1,239	$35,952
Gannett Co. Inc.	1,389	38,341
H&R Block Inc.	1,404	42,379
Target Corp.	645	39,006
		155,678
CONSUMER STAPLES - 15.8%
Campbell Soup Co.	969	43,485
ConAgra Foods Inc.	1,222	37,923
Kellogg Co.	678	42,548
PepsiCo Inc.	500	41,733
		165,689
ENERGY - 17.9%
Enbridge Inc.	949	43,190
Helmerich & Payne Inc.	495	53,223
Occidental Petroleum Corp.	438	41,780
Teekay Corp.	868	48,831
		187,024
HEALTH CARE - 8.0%
Baxter International Inc.	590	43,448
Bristol-Myers Squibb Co.	778	40,401
		83,849
INFORMATION TECHNOLOGY - 6.8%
Leidos Holdings Inc.	876	30,976
Western Union Co.	2,429	39,743
		70,719
MATERIALS - 36.4%
Dow Chemical Co.	941	45,728
Goldcorp Inc.	1,844	45,132
International Paper Co.	842	38,614
LyondellBasell Industries NV - Class A	522	46,438
MeadWestvaco Corp.	1,138	42,843
Nucor Corp.	775	39,186
Scotts Miracle-Gro Co.	662	40,562
Sonoco Products Co.	997	40,901
Yamana Gold Inc. (d)	4,644	40,772
		380,176
Total Common Stocks (cost $1,032,793)		1,043,135

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	618	618

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	22,951	22,951
Total Short Term Investments (cost $23,569)		23,569
Total Investments - 102.1% (cost $1,056,362)		1,066,704
Other Assets and Liabilities, Net - (2.1%)		(21,485)
Total Net Assets - 100.0%		$1,045,219

JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 12.8%
American Axle & Manufacturing Holdings Inc. (c)	321	$5,936
Arctic Cat Inc.	59	2,808
Asbury Automotive Group Inc. (c)	133	7,337
Bridgepoint Education Inc. (c)	237	3,534
Brown Shoe Co. Inc.	182	4,825
Carmike Cinemas Inc. (c)	100	2,991

See accompanying Notes to Schedules of Investments.

	Shares	Value
Chuy’s Holdings Inc. (c)	71	3,072
Cinemark Holdings Inc.	825	23,927
Core-Mark Holding Co. Inc.	50	3,635
Cracker Barrel Old Country Store Inc.	102	9,962
CTC Media Inc.	671	6,184
Dorman Products Inc. (c)	157	9,260
Drew Industries Inc.	99	5,378
Finish Line Inc. - Class A	208	5,622
Gannett Co. Inc.	929	25,632
H&R Block Inc.	935	28,225
Helen of Troy Ltd. (c)	138	9,537
Interval Leisure Group Inc.	247	6,451
iRobot Corp. (c) (d)	122	5,015
Ladbrokes Plc	15,582	35,102
Lithia Motors Inc. - Class A	100	6,633
Mattress Firm Holding Corp. (c) (d)	146	6,982
McDonald’s Corp.	713	69,848
Men’s Wearhouse Inc.	204	9,997
Meredith Corp.	155	7,204
Monro Muffler Brake Inc. (d)	134	7,626
Oxford Industries Inc.	71	5,533
Papa John’s International Inc.	186	9,697
Shutterfly Inc. (c) (d)	163	6,974
Smith & Wesson Holding Corp. (c) (d)	243	3,556
Sturm Ruger & Co. Inc. (d)	83	4,958
Target Corp.	432	26,170
Texas Roadhouse Inc. - Class A	303	7,903
VF Corp.	1,104	68,333
		445,847
CONSUMER STAPLES - 4.6%
Boston Beer Co. Inc. - Class A (c) (d)	38	9,280
Campbell Soup Co.	649	29,139
ConAgra Foods Inc.	820	25,433
Kellogg Co.	454	28,465
PepsiCo Inc.	333	27,792
Tesco Plc	8,442	41,635
		161,744
ENERGY - 7.5%
Chevron Corp.	552	65,669
China Coal Energy Co. (d)	86,357	48,812
Enbridge Inc.	634	28,874
Helmerich & Payne Inc.	330	35,520
Newpark Resources Inc. (c)	380	4,353
Occidental Petroleum Corp.	293	27,932
Stone Energy Corp. (c)	213	8,958
Teekay Corp.	579	32,590
Tesco Corp. (c)	170	3,145
Tetra Technologies Inc. (c)	343	4,390
		260,243
FINANCIALS - 12.4%
Ameriprise Financial Inc.	602	66,277
Bank of China Ltd. - Class H	102,699	45,626
Bank of Communications Co. Ltd.	67,445	44,189
Bank of the Ozarks Inc.	158	10,746
BGC Partners Inc. - Class A	764	4,997
China Construction Bank Corp. - Class H	62,557	43,911
First Financial Bankshares Inc. (d)	136	8,414
First Financial Holdings Inc.	104	6,527
FXCM Inc. - Class A (d)	189	2,793
Hanover Insurance Group Inc.	189	11,599
Horace Mann Educators Corp. (d)	172	5,002
Industrial & Commercial Bank of China Ltd. - Class H	70,220	43,289
Man Group Plc	32,055	54,111
Portfolio Recovery Associates Inc. (c)	212	12,277
RSA Insurance Group Plc	30,284	45,212
StanCorp Financial Group Inc.	189	12,655
Umpqua Holdings Corp. (d)	481	8,967
Virtus Investment Partners Inc. (c)	39	6,721
		433,313
HEALTH CARE - 11.6%
Air Methods Corp. (c) (d)	168	8,969
Amsurg Corp. (c)	139	6,530
Baxter International Inc.	395	29,061
Bristol-Myers Squibb Co.	519	26,948
Cambrex Corp. (c)	127	2,402
Cantel Medical Corp.	177	5,982
Conmed Corp.	117	5,063
HealthSouth Corp.	377	13,528
Masimo Corp. (c)	241	6,589
McKesson Corp.	427	75,473
Medicines Co. (c)	275	7,807
Merck & Co. Inc.	1,379	78,311
MWI Veterinary Supply Inc. (c)	56	8,649
Omnicell Inc. (c)	155	4,433
Pfizer Inc.	3,748	120,383
Quidel Corp. (c) (d)	148	4,032
		404,160
INDUSTRIALS - 13.1%
Barnes Group Inc.	227	8,723
Boeing Co.	498	62,531
Comfort Systems USA Inc.	162	2,475
Corporate Executive Board Co.	145	10,736
Delta Air Lines Inc.	2,350	81,435
Deluxe Corp.	218	11,431
Encore Capital Group Inc. (c) (d)	109	4,985
G&K Services Inc. - Class A	85	5,199
General Electric Co.	4,162	107,756
H&E Equipment Services Inc. (c)	150	6,055
Hawaiian Holdings Inc. (c) (d)	228	3,179
Heartland Express Inc. (d)	362	8,214
JetBlue Airways Corp. (c) (d)	1,215	10,558
Korn/Ferry International (c)	209	6,230
Northrop Grumman Systems Corp.	605	74,615
On Assignment Inc. (c)	230	8,870
Orbital Sciences Corp. (c)	258	7,195
Roadrunner Transportation Systems Inc. (c)	163	4,117
TAL International Group Inc. (d)	144	6,181
Taser International Inc. (c)	226	4,128
Tennant Co.	80	5,236
TrueBlue Inc. (c)	174	5,100
US Ecology Inc.	92	3,410
WESCO Aircraft Holdings Inc. (c)	410	9,018
		457,377
INFORMATION TECHNOLOGY - 22.7%
Advanced Energy Industries Inc. (c)	174	4,260
Advent Software Inc.	218	6,399
Blackbaud Inc.	196	6,147
Cisco Systems Inc.	5,204	116,618
CSG Systems International Inc.	147	3,833
Dealertrack Technologies Inc. (c)	189	9,297
FARO Technologies Inc. (c)	74	3,946
Heartland Payment Systems Inc. (d)	157	6,501
Hewlett-Packard Co.	2,424	78,428
Hollysys Automation Technologies Ltd. (c)	250	5,394
Intel Corp.	4,437	114,512
InvenSense Inc. (c) (d)	376	8,894
j2 Global Inc. (d)	200	10,020
Leidos Holdings Inc.	585	20,703
Littelfuse Inc. (d)	96	9,019

See accompanying Notes to Schedules of Investments.

	Shares	Value
Micron Technology Inc. (c)	3,271	77,401
Microsoft Corp.	1,861	76,277
Monolithic Power Systems Inc. (c)	164	6,356
OpenTable Inc. (c) (d)	99	7,643
Plexus Corp. (c)	146	5,853
Sapient Corp. (c)	603	10,287
Seagate Technology	1,209	67,871
Sohu.com Inc. (c) (d)	165	10,730
SPS Commerce Inc. (c)	69	4,258
Stamps.com Inc. (c)	70	2,349
Synaptics Inc. (c) (d)	142	8,540
VistaPrint NV (c) (d)	141	6,945
Western Digital Corp.	825	75,725
Western Union Co. (d)	1,626	26,605
		790,811
MATERIALS - 8.7%
Balchem Corp.	129	6,718
Berry Plastics Group Inc. (c)	499	11,552
Dow Chemical Co.	628	30,511
Flotek Industries Inc. (c)	218	6,078
Goldcorp Inc.	1,235	30,232
HB Fuller Co.	217	10,497
International Paper Co.	563	25,824
LyondellBasell Industries NV - Class A	348	30,988
MeadWestvaco Corp.	761	28,645
Nucor Corp.	520	26,293
P.H. Glatfelter Co.	187	5,094
Scotts Miracle-Gro Co.	445	27,265
Sonoco Products Co.	667	27,360
Worthington Industries Inc.	295	11,273
Yamana Gold Inc. (d)	3,099	27,207
		305,537
TELECOMMUNICATION SERVICES - 6.3%
AT&T Inc.	3,287	115,264
Verizon Communications Inc.	1,727	82,165
Vodafone Group Plc	6,428	23,636
		221,065
Total Common Stocks (cost $3,227,546)		3,480,097

RIGHTS - 0.0%
RSA Insurance Group Plc (c)	—	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 5.2%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	189	189

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	179,183	179,183
Total Short Term Investments (cost $179,372)		179,372
Total Investments - 104.9% (cost $3,406,918)		3,659,469
Other Assets and Liabilities, Net - (4.9%)		(169,608)
Total Net Assets - 100.0%		$3,489,861

JNL/Mellon Capital JNL Optimized 5 Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.8%
Bayerische Motoren Werke AG	29	$3,688
Cinemark Holdings Inc.	60	1,755
Comcast Corp. - Class A	205	10,231
Federal-Mogul Corp. (c)	54	1,005
Gannett Co. Inc.	68	1,874
Goodyear Tire & Rubber Co.	79	2,061
H&R Block Inc.	69	2,072
Hyatt Hotels Corp. (c)	21	1,132
Ladbrokes Plc	1,326	2,988
Liberty Global Plc - Class A (c) (d)	26	1,097
Liberty Global Plc - Class C (c)	26	1,073
Liberty Interactive Corp. (c)	57	1,640
Marriott International Inc. - Class A	36	2,022
Reed Elsevier Plc	227	3,467
Starbucks Corp.	90	6,588
Target Corp.	32	1,942
Viacom Inc. - Class B	47	3,969
Visteon Corp. (c)	16	1,375
Wolters Kluwer NV	119	3,362
Wynn Resorts Ltd.	12	2,656
		55,997
CONSUMER STAPLES - 5.8%
Aryzta AG	44	3,851
Campbell Soup Co.	47	2,108
Colruyt SA	60	3,323
ConAgra Foods Inc.	61	1,888
Kellogg Co.	34	2,109
Koninklijke Ahold NV (c)	173	3,470
PepsiCo Inc.	24	2,040
Tesco Plc	1,340	6,606
		25,395
ENERGY - 16.4%
Alpha Natural Resources Inc. (c) (d)	147	627
BP Plc - ADR	218	10,496
Chesapeake Energy Corp.	215	5,502
China Coal Energy Co. (d)	7,366	4,164
Devon Energy Corp.	131	8,782
Enbridge Inc.	46	2,111
ENI SpA	142	3,552
Helmerich & Payne Inc.	24	2,602
Lundin Petroleum AB (c)	172	3,546
Occidental Petroleum Corp.	21	2,030
Schlumberger Ltd.	118	11,529
Suncor Energy Inc.	304	10,628
Teekay Corp.	42	2,372
Total SA (d)	56	3,714
		71,655
FINANCIALS - 11.4%
Admiral Group Plc	156	3,721
Aviva Plc	458	3,657
Bank of China Ltd. - Class H	8,770	3,896
Bank of Communications Co. Ltd. (d)	5,770	3,780
China Construction Bank Corp. - Class H	5,318	3,733
Hannover Rueck SE	40	3,548
Host Hotels & Resorts Inc.	244	4,941
Industrial & Commercial Bank of China Ltd. - Class H	5,970	3,680
Man Group Plc	2,741	4,627
Nordea Bank AB	254	3,605
RSA Insurance Group Plc	2,584	3,858
SCOR SE	95	3,322
Zurich Financial Services AG	12	3,624
		49,992
HEALTH CARE - 8.2%
Alere Inc. (c)	29	999
Amgen Inc.	89	11,030
Baxter International Inc.	29	2,163

See accompanying Notes to Schedules of Investments.

	Shares	Value
Bristol-Myers Squibb Co.	38	1,958
Express Scripts Holding Co. (c)	96	7,210
Henry Schein Inc. (c)	10	1,209
Mylan Inc. (c)	46	2,232
Novartis AG	42	3,595
Pfizer Inc.	128	4,119
Select Medical Holdings Corp.	94	1,172
		35,687
INDUSTRIALS - 6.6%
Alstom SA	95	2,584
Avery Dennison Corp.	31	1,583
BAE Systems Plc	474	3,296
Brink’s Co.	31	882
Deutsche Lufthansa AG (c)	160	4,193
Elbit Systems Ltd. (d)	16	1,000
General Electric Co.	143	3,706
Hexagon AB - Class B	108	3,664
JetBlue Airways Corp. (c) (d)	115	996
Manitowoc Co. Inc.	44	1,393
Southwest Airlines Co.	225	5,310
		28,607
INFORMATION TECHNOLOGY - 20.5%
Activision Blizzard Inc.	82	1,675
Apple Inc.	19	10,382
Avago Technologies Ltd.	29	1,889
Brocade Communications Systems Inc. (c)	142	1,507
Check Point Software Technologies Ltd. (c)	23	1,565
Cisco Systems Inc.	177	3,973
Cognizant Technology Solutions Corp. - Class A (c)	72	3,648
Computer Sciences Corp.	47	2,883
F5 Networks Inc. (c)	12	1,257
Finisar Corp. (c)	44	1,160
Fiserv Inc. (c)	31	1,762
Google Inc. - Class A (c)	10	10,595
Intel Corp.	152	3,917
Intuit Inc.	34	2,616
Leidos Holdings Inc.	43	1,514
Marvell Technology Group Ltd.	157	2,480
NXP Semiconductors NV (c)	30	1,744
Oracle Corp.	278	11,360
Paychex Inc.	44	1,869
QUALCOMM Inc.	143	11,303
Skyworks Solutions Inc. (c)	60	2,259
Texas Instruments Inc.	130	6,147
Western Union Co. (d)	119	1,943
		89,448
MATERIALS - 7.3%
Alcoa Inc.	346	4,447
Barrick Gold Corp.	376	6,710
Commercial Metals Co.	52	983
Dow Chemical Co.	46	2,220
Goldcorp Inc.	90	2,193
International Paper Co.	42	1,923
LyondellBasell Industries NV - Class A	25	2,253
MeadWestvaco Corp.	56	2,095
Nucor Corp.	39	1,951
Scotts Miracle-Gro Co.	32	1,991
Sigma-Aldrich Corp.	14	1,317
Sonoco Products Co.	49	2,017
Yamana Gold Inc. (d)	227	1,993
		32,093
TELECOMMUNICATION SERVICES - 4.8%
AT&T Inc.	112	3,943
Belgacom SA	114	3,561
Koninklijke KPN NV	1,019	3,596
Level 3 Communications Inc. (c)	72	2,819
Swisscom AG	6	3,950
Verizon Communications Inc.	26	1,258
Vodafone Group Plc	548	2,016
		21,143
UTILITIES - 5.8%
AES Corp.	233	3,334
Centrica Plc	588	3,235
Energias de Portugal SA	915	4,246
National Grid Plc	259	3,564
Scottish & Southern Energy Plc	151	3,697
Snam Rete Gas SpA	609	3,570
Terna Rete Elettrica Nazionale SpA	673	3,604
		25,250
Total Common Stocks (cost $398,495)		435,267

RIGHTS - 0.0%
RSA Insurance Group Plc (c)	—	—
Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 2.8%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	488	488

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	12,015	12,015
Total Short Term Investments (cost $12,503)		12,503
Total Investments - 102.4% (cost $410,998)		447,770
Other Assets and Liabilities, Net - (2.4%)		(10,696)
Total Net Assets - 100.0%		$437,074

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 95.3%
TELECOMMUNICATION SERVICES - 95.3%
AT&T Inc.	982	$34,445
CenturyLink Inc.	224	7,342
Frontier Communications Corp. (d)	1,331	7,589
Level 3 Communications Inc. (c)	175	6,847
NII Holdings Inc. - Class B (c) (d)	2,079	2,474
SBA Communications Corp. (c)	69	6,241
Sprint Corp. (c)	753	6,917
T-Mobile US Inc. (c)	211	6,968
Telephone & Data Systems Inc.	279	7,309
tw telecom inc. (c)	218	6,804
Verizon Communications Inc.	681	32,398
Windstream Holdings Inc. (d)	834	6,874
Total Common Stocks (cost $115,248)		132,208

INVESTMENT COMPANIES - 4.4%
SPDR S&P 500 ETF Trust (d)	32	6,023
Total Investment Companies (cost $5,990)		6,023

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 12.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	322	322

Securities Lending Collateral - 12.7%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	17,598	17,598
Total Short Term Investments (cost $17,920)		17,920
Total Investments - 112.6% (cost $139,158)		156,151
Other Assets and Liabilities, Net - (12.6%)		(17,449)
Total Net Assets - 100.0%		$138,702

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 73.2%
Aaron’s Inc.	14	$412
Abercrombie & Fitch Co. - Class A	15	563
Advance Auto Parts Inc.	14	1,722
Aeropostale Inc. (c) (d)	14	71
Amazon.com Inc. (c)	69	23,350
AMC Networks Inc. - Class A (c)	11	796
American Eagle Outfitters Inc.	31	377
Ann Inc. (c)	9	376
Apollo Education Group Inc. - Class A (c)	18	632
Ascena Retail Group Inc. (c)	23	399
AutoNation Inc. (c)	12	629
AutoZone Inc. (c)	6	3,389
Bally Technologies Inc. (c)	7	471
Bed Bath & Beyond Inc. (c)	40	2,726
Best Buy Co. Inc.	51	1,343
Big Lots Inc. (c)	11	417
Bob Evans Farms Inc. (d)	5	230
Brinker International Inc.	12	639
Buckle Inc. (d)	5	251
Cabela’s Inc. - Class A (c)	9	570
Cablevision Systems Corp. - Class A (d)	39	661
Carmax Inc. (c)	42	1,955
Carnival Corp.	82	3,112
CBS Corp. - Class B	103	6,386
Charter Communications Inc. - Class A (c)	13	1,581
Cheesecake Factory Inc.	9	420
Chico’s FAS Inc. (d)	30	485
Childrens Place Retail Stores Inc.	4	217
Chipotle Mexican Grill Inc. - Class A (c)	6	3,304
Choice Hotels International Inc.	6	280
Cinemark Holdings Inc.	19	545
Comcast Corp. - Class A	486	24,319
Cracker Barrel Old Country Store Inc.	5	440
CST Brands Inc.	14	452
Darden Restaurants Inc.	24	1,237
DeVry Education Group Inc. (d)	11	463
Dick’s Sporting Goods Inc.	19	1,034
Dillard’s Inc. - Class A	4	402
DIRECTV (c)	89	6,780
Discovery Communications Inc. - Class A (c)	41	3,422
DISH Network Corp. - Class A (c)	40	2,459
Dollar General Corp. (c)	55	3,066
Dollar Tree Inc. (c)	39	2,040
Domino’s Pizza Inc.	10	786
DreamWorks Animation SKG Inc. - Class A (c) (d)	13	339
DSW Inc. - Class A	13	475
Dunkin’ Brands Group Inc.	20	995
Expedia Inc.	19	1,394
Express Inc. (c)	16	262
Family Dollar Stores Inc.	18	1,046
Foot Locker Inc.	28	1,298
GameStop Corp. - Class A (d)	22	891
Gannett Co. Inc.	42	1,160
Gap Inc.	49	1,964
Genesco Inc. (c)	4	333
GNC Holdings Inc. - Class A	17	769
Graham Holdings Co	1	565
Group 1 Automotive Inc.	4	270
Groupon Inc. - Class A (c) (d)	73	570
Guess? Inc.	11	317
H&R Block Inc.	51	1,542
Hillenbrand Inc.	12	394
Hilton Worldwide Holdings Inc. (c)	22	489
Home Depot Inc.	263	20,783
HSN Inc.	6	388
Hyatt Hotels Corp. - Class A (c)	11	599
International Game Technology	46	648
Interpublic Group of Cos. Inc.	80	1,369
J.C. Penney Co. Inc. (c) (d)	58	499
Jack in the Box Inc. (c)	8	477
John Wiley & Sons Inc. - Class A (d)	9	515
Kohl’s Corp.	38	2,139
L Brands Inc.	46	2,597
Lamar Advertising Co. - Class A (c)	12	623
Las Vegas Sands Corp.	72	5,853
Liberty Global Plc - Class A (c)	69	2,858
Liberty Global Plc - Class C (c)	71	2,899
Liberty Interactive Corp. (c)	89	2,559
Liberty Media Corp. - Class A (c)	19	2,452
Liberty Ventures - Class A (c)	7	892
Life Time Fitness Inc. (c)	7	349
Live Nation Inc. (c)	26	562
Lowe’s Cos. Inc.	195	9,532
Lumber Liquidators Holdings Inc. (c)	5	467
Macy’s Inc.	69	4,095
Madison Square Garden Inc. - Class A (c)	11	646
Marriott International Inc. - Class A	41	2,305
Marriott Vacations Worldwide Corp. (c)	6	327
McDonald’s Corp.	185	18,097
Men’s Wearhouse Inc.	9	429
Meredith Corp.	7	303
MGM Resorts International (c)	62	1,611
Morningstar Inc.	4	315
Netflix Inc. (c)	11	3,917
New York Times Co. - Class A (d)	23	389
News Corp. - Class A (c)	93	1,602
Nordstrom Inc.	27	1,670
Norwegian Cruise Line Holdings Ltd. (c)	17	554
O’Reilly Automotive Inc. (c)	20	2,949
Omnicom Group Inc.	48	3,515
Outerwall Inc. (c) (d)	4	271
Panera Bread Co. - Class A (c)	5	877
Papa John’s International Inc.	6	318
Penn National Gaming Inc. (c)	12	152
PetSmart Inc.	19	1,330
Pier 1 Imports Inc. (d)	20	373
Priceline.com Inc. (c)	10	11,586
Regal Entertainment Group - Class A (d)	15	276
Rent-A-Center Inc.	9	248
Ross Stores Inc.	40	2,871
Royal Caribbean Cruises Ltd.	30	1,659

See accompanying Notes to Schedules of Investments.

	Shares	Value
Sally Beauty Holdings Inc. (c)	26	707
Scripps Networks Interactive Inc. - Class A	20	1,554
Sears Holdings Corp. (c) (d)	8	384
Service Corp. International	39	772
Shutterfly Inc. (c) (d)	7	289
Signet Jewelers Ltd.	15	1,569
Sinclair Broadcast Group Inc. - Class A (d)	13	359
Sirius XM Holdings Inc. (c) (d)	562	1,800
Six Flags Entertainment Corp.	17	701
Sotheby’s - Class A	13	545
Staples Inc.	121	1,373
Starbucks Corp.	141	10,339
Starwood Hotels & Resorts Worldwide Inc.	36	2,859
Starz - Class A (c)	18	575
Target Corp.	118	7,131
Tiffany & Co.	21	1,774
Time Warner Cable Inc.	52	7,126
Time Warner Inc.	166	10,871
TJX Cos. Inc.	133	8,037
Tractor Supply Co.	26	1,843
TripAdvisor Inc. (c)	21	1,876
Twenty-First Century Fox Inc. - Class A	362	11,567
Ulta Salon Cosmetics & Fragrance Inc. (c)	12	1,180
Urban Outfitters Inc. (c)	21	748
Vail Resorts Inc.	7	476
Viacom Inc. - Class B	75	6,342
Vitamin Shoppe Inc. (c)	6	273
Walt Disney Co.	304	24,335
Weight Watchers International Inc. (d)	5	98
Wendy’s Co.	47	432
Williams-Sonoma Inc.	17	1,102
Wyndham Worldwide Corp.	24	1,746
Wynn Resorts Ltd.	15	3,373
Yum! Brands Inc.	83	6,233
		362,416
CONSUMER STAPLES - 15.2%
Casey’s General Stores Inc.	7	495
Costco Wholesale Corp.	82	9,153
CVS Caremark Corp.	221	16,507
Kroger Co.	97	4,214
Rite Aid Corp. (c)	165	1,037
Safeway Inc.	43	1,601
Sysco Corp.	109	3,932
The Fresh Market Inc. (c) (d)	7	250
United Natural Foods Inc. (c)	9	643
Wal-Mart Stores Inc.	302	23,064
Walgreen Co.	163	10,759
Whole Foods Market Inc.	70	3,536
		75,191
ENERGY - 0.1%
Murphy USA Inc. (c)	8	340

HEALTH CARE - 3.4%
AmerisourceBergen Corp.	43	2,793
Cardinal Health Inc.	64	4,496
Chemed Corp. (d)	3	276
McKesson Corp.	43	7,570
Omnicare Inc.	19	1,108
VCA Antech Inc. (c)	17	543
		16,786
INDUSTRIALS - 5.0%
Alaska Air Group Inc. (d)	13	1,206
American Airlines Group Inc. (c)	36	1,331
Avis Budget Group Inc. (c)	20	968
Beacon Roofing Supply Inc. (c) (d)	9	342
Copart Inc. (c)	20	746
Delta Air Lines Inc.	159	5,512
Dun & Bradstreet Corp.	7	695
Hertz Global Holdings Inc. (c)	84	2,246
IHS Inc. - Class A (c)	12	1,403
JetBlue Airways Corp. (c)	42	368
KAR Auction Services Inc.	25	773
Nielsen Holdings NV	48	2,121
Rollins Inc.	12	350
Southwest Airlines Co.	131	3,084
Spirit Airlines Inc. (c)	13	793
United Continental Holdings Inc. (c)	69	3,085
		25,023
INFORMATION TECHNOLOGY - 2.9%
Acxiom Corp. (c)	14	490
Conversant Inc. (c) (d)	11	316
Dolby Laboratories Inc. - Class A (c) (d)	9	415
eBay Inc. (c)	217	12,000
FactSet Research Systems Inc. (d)	7	801
OpenTable Inc. (c) (d)	5	347
		14,369
Total Common Stocks (cost $397,718)		494,125

SHORT TERM INVESTMENTS - 2.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	901	901

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	10,111	10,111
Total Short Term Investments (cost $11,012)		11,012
Total Investments - 102.0% (cost $408,730)		505,137
Other Assets and Liabilities, Net - (2.0%)		(9,898)
Total Net Assets - 100.0%		$495,239

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.6%
McGraw-Hill Financial. Inc.	37	$2,787
FINANCIALS - 92.9%
ACE Ltd.	46	4,528
Affiliated Managers Group Inc. (c)	7	1,452
AFLAC Inc.	62	3,889
Alexander & Baldwin Inc.	6	251
Alexandria Real Estate Equities Inc.	10	710
Alleghany Corp. (c)	2	912
Allied World Assurance Co. Holdings Ltd.	5	465
Allstate Corp.	61	3,426
Altisource Portfolio Solutions SA (c)	2	269
American Campus Communities Inc.	14	523
American Capital Agency Corp.	53	1,131
American Express Co.	124	11,155
American Financial Group Inc.	10	555
American International Group Inc.	199	9,929
American Realty Capital Properties Inc.	95	1,338
American Tower Corp.	54	4,392
Ameriprise Financial Inc.	26	2,858
Annaly Capital Management Inc.	129	1,416
Aon Plc - Class A	41	3,449
Apartment Investment & Management Co. - Class A	20	592

See accompanying Notes to Schedules of Investments.

	Shares	Value
Arch Capital Group Ltd. (c)	16	928
Argo Group International Holdings Ltd.	4	165
ARMOUR Residential REIT Inc. (d)	50	207
Arthur J Gallagher & Co.	18	867
Aspen Insurance Holdings Ltd.	9	348
Associated Bancorp	22	401
Assurant Inc.	10	631
Assured Guaranty Ltd.	22	551
AvalonBay Communities Inc.	16	2,157
Axis Capital Holdings Ltd.	15	672
BancorpSouth Inc.	12	288
Bank of America Corp.	1,432	24,632
Bank of Hawaii Corp.	6	379
Bank of New York Mellon Corp. (a)	154	5,437
BB&T Corp.	97	3,880
Berkshire Hathaway Inc. - Class B (c)	244	30,482
BioMed Realty Trust Inc.	27	547
BlackRock Inc.	17	5,363
BOK Financial Corp.	3	193
Boston Properties Inc.	21	2,364
Brandywine Realty Trust	21	306
BRE Properties Inc. - Class A	10	646
Brown & Brown Inc.	16	481
Camden Property Trust	11	768
Capital One Financial Corp.	78	5,999
CapitalSource Inc.	26	383
Capitol Federal Financial Inc.	17	215
Cash America International Inc. (d)	4	147
Cathay General Bancorp	10	254
CBL & Associates Properties Inc.	23	410
CBOE Holdings Inc.	12	651
CBRE Group Inc. - Class A (c)	38	1,049
Charles Schwab Corp.	159	4,338
Chimera Investment Corp.	138	422
Chubb Corp.	33	2,972
Cincinnati Financial Corp.	20	958
CIT Group Inc.	27	1,307
Citigroup Inc.	412	19,588
City National Corp.	6	498
CME Group Inc.	43	3,175
CNO Financial Group Inc.	30	537
Columbia Property Trust Inc. (d)	17	454
Comerica Inc.	24	1,266
Commerce Bancshares Inc.	11	496
CommonWealth REIT	16	409
Corporate Office Properties Trust	12	311
CubeSmart	17	288
Cullen/Frost Bankers Inc. (d)	7	546
CYS Investments Inc.	22	186
DCT Industrial Trust Inc.	42	329
DDR Corp.	39	641
DiamondRock Hospitality Co.	25	296
Digital Realty Trust Inc. (d)	18	934
Discover Financial Services	64	3,710
Douglas Emmett Inc.	18	489
Duke Realty Corp.	45	759
DuPont Fabros Technology Inc. (d)	9	210
E*TRADE Financial Corp. (c)	39	902
East West Bancorp Inc.	20	713
EastGroup Properties Inc.	4	253
Eaton Vance Corp.	16	619
Endurance Specialty Holdings Ltd.	6	307
EPR Properties (d)	7	391
Equity Lifestyle Properties Inc.	11	428
Equity Residential	45	2,626
Erie Indemnity Co. - Class A	3	236
Essex Property Trust Inc.	5	894
Everest Re Group Ltd.	6	978
Extra Space Storage Inc.	15	734
Federal Realty Investment Trust	9	1,041
Federated Investors Inc. - Class B (d)	13	385
Fidelity National Financial Inc. - Class A	38	1,186
Fifth Third Bancorp	115	2,649
Financial Engines Inc.	7	342
First American Financial Corp.	14	380
First Financial Bankshares Inc. (d)	4	252
First Horizon National Corp.	32	395
First Niagara Financial Group Inc.	47	448
First Republic Bank	17	917
FirstMerit Corp.	22	465
FNB Corp.	22	297
Forest City Enterprises Inc. - Class A (c)	21	410
Franklin Resources Inc.	54	2,949
Franklin Street Properties Corp.	12	152
Fulton Financial Corp.	25	317
Gaming and Leisure Properties Inc.	12	451
General Growth Properties Inc.	70	1,537
Genworth Financial Inc. - Class A (c)	68	1,202
Glacier Bancorp Inc.	10	279
Goldman Sachs Group Inc.	57	9,356
Greenhill & Co. Inc. (d)	4	187
Hancock Holding Co.	11	403
Hanover Insurance Group Inc.	6	358
Hartford Financial Services Group Inc.	60	2,125
Hatteras Financial Corp.	13	249
HCC Insurance Holdings Inc.	13	607
HCP Inc.	62	2,393
Health Care REIT Inc.	39	2,332
Healthcare Realty Trust Inc.	14	327
Highwoods Properties Inc.	12	462
Home Properties Inc.	8	473
Hospitality Properties Trust	21	594
Host Hotels & Resorts Inc.	102	2,068
Howard Hughes Corp. (c)	4	617
Hudson City Bancorp Inc.	66	645
Huntington Bancshares Inc.	114	1,132
IberiaBank Corp.	4	274
ING US Inc.	19	676
IntercontinentalExchange Group Inc.	15	3,065
International Bancshares Corp.	7	185
Invesco Ltd.	58	2,156
Invesco Mortgage Capital Inc.	18	301
Janus Capital Group Inc. (d)	21	226
Jones Lang LaSalle Inc.	6	720
JPMorgan Chase & Co.	513	31,150
Kemper Corp.	7	269
KeyCorp	120	1,702
Kilroy Realty Corp.	11	636
Kimco Realty Corp.	56	1,226
LaSalle Hotel Properties	14	427
Legg Mason Inc.	14	695
Lexington Realty Trust (d)	26	288
Liberty Property Trust	20	745
Lincoln National Corp.	36	1,805
Loews Corp.	41	1,822
LPL Financial Holdings Inc.	11	567
M&T Bank Corp.	18	2,146
Macerich Co.	19	1,170
Mack-Cali Realty Corp.	13	263
Markel Corp. (c)	2	1,131
Marsh & McLennan Cos. Inc.	75	3,674
MB Financial Inc.	7	215
MBIA Inc. (c)	19	271
Medical Properties Trust Inc.	24	308
Mercury General Corp.	5	213
MetLife Inc.	152	8,047

See accompanying Notes to Schedules of Investments.

	Shares	Value
MFA Financial Inc.	51	398
MGIC Investment Corp. (c)	45	386
Mid-America Apartment Communities Inc.	10	680
Montpelier Re Holdings Ltd.	5	162
Moody’s Corp.	25	2,014
Morgan Stanley	190	5,934
MSCI Inc. - Class A (c)	16	668
NASDAQ OMX Group Inc.	16	574
National Penn Bancshares Inc.	15	156
National Retail Properties Inc. (d)	16	559
New York Community Bancorp Inc. (d)	59	947
Northern Trust Corp.	30	1,975
Ocwen Financial Corp. (c)	16	611
Old National Bancorp	13	190
Old Republic International Corp.	32	532
Omega Healthcare Investors Inc. (d)	17	576
PartnerRe Ltd.	6	656
People’s United Financial Inc.	42	631
Piedmont Office Realty Trust Inc. - Class A (d)	22	371
Platinum Underwriters Holdings Ltd.	4	216
Plum Creek Timber Co. Inc.	24	1,012
PNC Financial Services Group Inc.	72	6,280
Popular Inc. (c)	14	421
Portfolio Recovery Associates Inc. (c)	7	388
Post Properties Inc.	7	360
Potlatch Corp.	5	210
Primerica Inc.	8	364
Principal Financial Group Inc.	37	1,719
PrivateBancorp Inc.	9	262
ProAssurance Corp.	8	356
Progressive Corp.	75	1,809
ProLogis Inc.	67	2,750
Prosperity Bancshares Inc.	8	505
Protective Life Corp.	11	557
Prudential Financial Inc.	63	5,321
Public Storage	20	3,312
Radian Group Inc.	23	352
Raymond James Financial Inc.	17	942
Rayonier Inc.	17	798
Realogy Holdings Corp. (c)	19	844
Realty Income Corp. (d)	28	1,158
Redwood Trust Inc. (d)	11	233
Regency Centers Corp.	12	629
Regions Financial Corp.	192	2,129
Reinsurance Group of America Inc.	9	754
RenaissanceRe Holdings Ltd.	6	551
Retail Properties of America Inc. - Class A	25	339
RLI Corp. (d)	4	189
RLJ Lodging Trust	17	443
Ryman Hospitality Properties Inc. (d)	7	288
Santander Consumer USA Holdings Inc. (c)	11	259
SEI Investments Co.	19	648
Selective Insurance Group Inc.	8	182
Senior Housing Properties Trust	25	565
Signature Bank (c)	6	793
Simon Property Group Inc.	42	6,964
SL Green Realty Corp.	13	1,304
SLM Corp.	58	1,424
Sovran Self Storage Inc.	4	318
Spirit Realty Capital Inc.	48	523
St. Joe Co. (c) (d)	12	225
StanCorp Financial Group Inc.	6	400
Starwood Property Trust Inc.	26	615
Starwood Waypoint Residential Trust (c)	5	153
State Street Corp.	59	4,078
Stifel Financial Corp. (c)	8	421
Sunstone Hotel Investors Inc.	24	336
SunTrust Banks Inc.	72	2,868
Susquehanna Bancshares Inc.	24	279
SVB Financial Group (c)	6	805
Synovus Financial Corp.	135	459
T. Rowe Price Group Inc.	35	2,909
Tanger Factory Outlet Centers Inc.	13	465
Taubman Centers Inc.	9	618
TCF Financial Corp.	22	361
TD Ameritrade Holding Corp.	32	1,103
Texas Capital Bancshares Inc. (c)	6	385
Torchmark Corp.	12	947
Travelers Cos. Inc.	48	4,058
Trustmark Corp.	9	234
Two Harbors Investment Corp.	51	519
U.S. Bancorp	247	10,592
UDR Inc.	34	890
UMB Financial Corp.	5	325
Umpqua Holdings Corp. (d)	16	296
United Bankshares Inc. (d)	9	261
Unum Group	35	1,230
Validus Holdings Ltd.	13	489
Valley National Bancorp (d)	26	271
Ventas Inc.	40	2,405
Vornado Realty Trust	24	2,316
Waddell & Reed Financial Inc. - Class A	11	842
Washington Federal Inc.	14	318
Washington REIT	9	206
Webster Financial Corp.	12	373
Weingarten Realty Investors	15	450
Wells Fargo & Co.	649	32,270
Westamerica Bancorp (d)	4	197
Weyerhaeuser Co.	79	2,315
White Mountains Insurance Group Ltd.	1	464
Willis Group Holdings Plc	24	1,072
Wintrust Financial Corp.	6	301
WP Carey Inc. (d)	8	469
WR Berkley Corp.	15	608
XL Group Plc	38	1,179
Zions Bancorp	25	768
		455,632
INDUSTRIALS - 0.1%
Corrections Corp. of America	15	476
Geo Group Inc.	9	298
		774
INFORMATION TECHNOLOGY - 5.4%
MasterCard Inc. - Class A	138	10,336
Visa Inc. - Class A	69	14,832
Western Union Co.	74	1,205
		26,373
TELECOMMUNICATION SERVICES - 0.7%
Crown Castle International Corp.	45	3,350
Total Common Stocks (cost $385,397)		488,916

SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	3,161	3,161

See accompanying Notes to Schedules of Investments.

	Shares	Value
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	9,336	9,336
Total Short Term Investments (cost $12,497)		12,497
Total Investments - 102.3% (cost $397,894)		501,413
Other Assets and Liabilities, Net - (2.3%)		(11,157)
Total Net Assets - 100.0%		$490,256

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.6%
HEALTH CARE - 99.5%
Abbott Laboratories	846	$32,599
AbbVie Inc.	875	44,953
Acorda Therapeutics Inc. (c)	23	883
Actavis plc (c)	96	19,687
Aegerion Pharmaceuticals Inc. (c) (d)	14	660
Aetna Inc.	200	15,015
Alere Inc. (c)	42	1,431
Alexion Pharmaceuticals Inc. (c)	109	16,530
Align Technology Inc. (c)	38	1,982
Alkermes Plc (c)	79	3,485
Allergan Inc.	164	20,334
Alnylam Pharmaceuticals Inc. (c)	30	1,982
Amgen Inc.	416	51,262
Arena Pharmaceuticals Inc. (c) (d)	109	689
Ariad Pharmaceuticals Inc. (c) (d)	94	756
Baxter International Inc.	298	21,942
Becton Dickinson & Co.	105	12,345
Bio-Rad Laboratories Inc. - Class A (c)	11	1,449
Biogen Idec Inc. (c)	130	39,816
BioMarin Pharmaceutical Inc. (c)	79	5,404
Boston Scientific Corp. (c)	730	9,871
Bristol-Myers Squibb Co.	905	47,018
Brookdale Senior Living Inc. (c)	54	1,808
CareFusion Corp. (c)	115	4,640
Celgene Corp. (c)	224	31,300
Centene Corp. (c)	31	1,939
Cepheid Inc. (c) (d)	37	1,884
Charles River Laboratories International Inc. (c) (d)	25	1,512
CIGNA Corp.	150	12,574
Community Health Systems Inc. (c)	63	2,482
Cooper Cos. Inc.	26	3,595
Covance Inc. (c)	31	3,220
Covidien Plc	249	18,321
CR Bard Inc.	43	6,330
Cubist Pharmaceuticals Inc. (c)	41	2,973
DaVita HealthCare Partners Inc. (c)	96	6,631
Dentsply International Inc.	78	3,610
Edwards Lifesciences Corp. (c)	59	4,348
Eli Lilly & Co.	543	31,951
Endo International Plc (c)	77	5,256
Express Scripts Holding Co. (c)	427	32,100
Forest Laboratories Inc. (c)	131	12,096
Gilead Sciences Inc. (c)	847	59,987
Haemonetics Corp. (c)	29	936
HCA Holdings Inc. (c)	174	9,116
Health Net Inc. (c)	42	1,439
HealthSouth Corp.	50	1,794
Henry Schein Inc. (c)	48	5,673
Hill-Rom Holdings Inc.	30	1,163
HMS Holdings Corp. (c)	46	874
Hologic Inc. (c)	151	3,255
Hospira Inc. (c)	92	3,961
Humana Inc.	85	9,606
Idexx Laboratories Inc. (c)	29	3,465
Illumina Inc. (c) (d)	71	10,546
Impax Laboratories Inc. (c)	38	993
Incyte Corp. (c)	81	4,335
Intuitive Surgical Inc. (c)	21	9,119
Isis Pharmaceuticals Inc. (c) (d)	62	2,682
Jazz Pharmaceuticals Plc (c)	29	4,054
Johnson & Johnson	1,556	152,835
Laboratory Corp. of America Holdings (c)	47	4,578
LifePoint Hospitals Inc. (c)	26	1,392
Magellan Health Services Inc. (c)	14	847
Mallinckrodt Plc (c)	32	2,001
Masimo Corp. (c)	26	722
Medivation Inc. (c) (d)	41	2,643
MEDNAX Inc. (c)	56	3,451
Medtronic Inc.	549	33,788
Merck & Co. Inc.	1,618	91,842
Mylan Inc. (c)	203	9,927
Myriad Genetics Inc. (c) (d)	40	1,351
Nektar Therapeutics (c)	66	806
Owens & Minor Inc. (d)	34	1,196
PAREXEL International Corp. (c)	32	1,723
Patterson Cos. Inc.	45	1,870
PDL BioPharma Inc. (d)	76	629
Perrigo Co. Plc	74	11,437
Pfizer Inc.	3,511	112,776
Pharmacyclics Inc. (c)	38	3,810
Quest Diagnostics Inc. (d)	80	4,619
Questcor Pharmaceuticals Inc. (d)	31	2,024
Regeneron Pharmaceuticals Inc. (c)	43	12,995
ResMed Inc. (d)	78	3,480
Salix Pharmaceuticals Ltd. (c)	34	3,563
Seattle Genetics Inc. (c) (d)	63	2,856
Sirona Dental Systems Inc. (c)	30	2,240
St. Jude Medical Inc.	155	10,143
STERIS Corp.	33	1,580
Stryker Corp.	162	13,197
Team Health Holdings Inc. (c)	38	1,679
Techne Corp.	19	1,586
Teleflex Inc.	22	2,367
Tenet Healthcare Corp. (c)	52	2,221
Theravance Inc. (c) (d)	41	1,266
Thermo Fisher Scientific Inc.	216	25,939
Thoratec Corp. (c)	30	1,058
United Therapeutics Corp. (c)	25	2,338
UnitedHealth Group Inc.	545	44,653
Universal Health Services Inc. - Class B	49	4,056
Varian Medical Systems Inc. (c)	57	4,754
Vertex Pharmaceuticals Inc. (c)	130	9,174
Vivus Inc. (c) (d)	63	372
Waters Corp. (c)	47	5,075
WellCare Health Plans Inc. (c)	25	1,564
WellPoint Inc.	155	15,392
West Pharmaceutical Services Inc.	38	1,656
Zimmer Holdings Inc.	92	8,737
Zoetis Inc. - Class A	275	7,967
		1,309,836
INDUSTRIALS - 0.1%
Healthcare Services Group Inc.	39	1,129
Total Common Stocks (cost $1,003,388)		1,310,965

See accompanying Notes to Schedules of Investments.

	Shares	Value
SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	8,892	8,892

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	21,664	21,664
Total Short Term Investments (cost $30,556)		30,556
Total Investments - 101.9% (cost $1,033,944)		1,341,521
Other Assets and Liabilities, Net - (1.9%)		(25,612)
Total Net Assets - 100.0%		$1,315,909

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.6%
ENERGY - 98.2%
Anadarko Petroleum Corp.	320	$27,091
Apache Corp.	250	20,753
Atwood Oceanics Inc. (c)	36	1,829
Baker Hughes Inc.	278	18,056
Bristow Group Inc.	23	1,742
Cabot Oil & Gas Corp. - Class A	268	9,093
Cameron International Corp. (c)	138	8,512
CARBO Ceramics Inc. (d)	12	1,723
Cheniere Energy Inc. (c)	139	7,686
Chesapeake Energy Corp.	322	8,247
Chevron Corp.	1,210	143,927
Cimarex Energy Co.	55	6,542
Cobalt International Energy Inc. (c)	188	3,442
Concho Resources Inc. (c) (d)	66	8,132
ConocoPhillips	778	54,702
Continental Resources Inc. (c) (d)	27	3,370
Core Laboratories NV	29	5,669
Denbury Resources Inc.	231	3,781
Devon Energy Corp.	243	16,272
Diamond Offshore Drilling Inc. (d)	44	2,130
Dresser-Rand Group Inc. (c)	49	2,833
Dril-Quip Inc. (c)	26	2,872
Energen Corp.	46	3,694
Energy XXI Bermuda Ltd. (d)	44	1,039
Ensco Plc - Class A	148	7,786
EOG Resources Inc.	173	33,987
EQT Corp.	95	9,236
EXCO Resources Inc. (d)	107	601
Exterran Holdings Inc.	37	1,604
Exxon Mobil Corp.	2,739	267,590
FMC Technologies Inc. (c)	149	7,814
Gulfport Energy Corp. (c)	54	3,825
Halliburton Co.	540	31,786
Helix Energy Solutions Group Inc. (c)	61	1,409
Helmerich & Payne Inc.	68	7,298
Hess Corp.	174	14,420
HollyFrontier Corp.	126	5,979
Kinder Morgan Inc.	425	13,822
Kodiak Oil & Gas Corp. (c)	167	2,033
Marathon Oil Corp.	442	15,717
Marathon Petroleum Corp.	187	16,303
McDermott International Inc. (c) (d)	148	1,157
Murphy Oil Corp.	111	6,949
Nabors Industries Ltd.	165	4,061
National Oilwell Varco Inc.	272	21,177
Newfield Exploration Co. (c)	87	2,718
Noble Corp plc	160	5,233
Noble Energy Inc.	228	16,232
Oasis Petroleum Inc. (c)	60	2,510
Occidental Petroleum Corp.	503	47,969
Oceaneering International Inc.	68	4,905
Oil States International Inc. (c)	35	3,426
Patterson-UTI Energy Inc.	91	2,879
Phillips 66	373	28,721
Pioneer Natural Resources Co.	91	16,978
QEP Resources Inc.	113	3,319
Range Resources Corp.	104	8,632
Rosetta Resources Inc. (c)	38	1,793
Rowan Cos. Plc - Class A (c)	78	2,636
SandRidge Energy Inc. (c) (d)	227	1,394
Schlumberger Ltd.	829	80,823
SEACOR Holdings Inc. (c)	12	1,028
SemGroup Corp. - Class A	27	1,754
SM Energy Co.	42	3,002
Southwestern Energy Co. (c)	224	10,317
Spectra Energy Corp.	425	15,717
Superior Energy Services Inc.	99	3,056
Teekay Corp.	24	1,358
Tesoro Corp.	83	4,222
Tidewater Inc.	31	1,490
Transocean Ltd. (d)	216	8,916
Ultra Petroleum Corp. (c) (d)	96	2,592
Unit Corp. (c)	27	1,781
Valero Energy Corp.	338	17,953
Weatherford International Ltd. (c)	486	8,433
Western Refining Inc. (d)	33	1,286
Whiting Petroleum Corp. (c)	75	5,196
Williams Cos. Inc.	434	17,629
World Fuel Services Corp.	45	2,002
WPX Energy Inc. (c)	127	2,289
		1,177,880
INDUSTRIALS - 0.1%
Chart Industries Inc. (c) (d)	19	1,520

INFORMATION TECHNOLOGY - 0.3%
First Solar Inc. (c)	44	3,093

UTILITIES - 1.0%
OGE Energy Corp.	125	4,607
Oneok Inc.	132	7,829
		12,436
Total Common Stocks (cost $931,668)		1,194,929

SHORT TERM INVESTMENTS - 2.5%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	4,307	4,307

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	25,202	25,202
Total Short Term Investments (cost $29,509)		29,509
Total Investments - 102.1% (cost $961,177)		1,224,438
Other Assets and Liabilities, Net - (2.1%)		(25,169)
Total Net Assets - 100.0%		$1,199,269

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital Technology Sector Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.4%
Garmin Ltd. (d)	26	$1,460
Pandora Media Inc. (c)	35	1,069
		2,529
HEALTH CARE - 0.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	34	616
athenahealth Inc. (c)	8	1,313
Cerner Corp. (c)	64	3,625
Medidata Solutions Inc. (c)	11	586
		6,140
INDUSTRIALS - 0.2%
Pitney Bowes Inc.	43	1,120

INFORMATION TECHNOLOGY - 98.2%
3D Systems Corp. (c) (d)	21	1,213
ACI Worldwide Inc. (c)	9	511
Adobe Systems Inc. (c)	101	6,654
ADTRAN Inc.	12	298
Advanced Micro Devices Inc. (c) (d)	135	542
Akamai Technologies Inc. (c)	39	2,264
Altera Corp.	69	2,514
Amdocs Ltd.	35	1,632
Analog Devices Inc.	68	3,599
Ansys Inc. (c)	20	1,538
AOL Inc. (c)	17	742
Apple Inc.	194	104,187
Applied Materials Inc.	262	5,358
Arris Group Inc. (c)	26	735
Aruba Networks Inc. (c) (d)	23	434
Aspen Technology Inc. (c)	20	849
Atmel Corp. (c)	94	786
Autodesk Inc. (c)	49	2,421
Avago Technologies Ltd.	54	3,485
Broadcom Corp. - Class A	120	3,764
Brocade Communications Systems Inc. (c)	96	1,014
CA Inc.	70	2,175
CACI International Inc. - Class A (c)	5	368
Cadence Design Systems Inc. (c)	62	969
Cavium Inc. (c)	11	500
Ciena Corp. (c) (d)	23	524
Cirrus Logic Inc. (c) (d)	14	273
Cisco Systems Inc.	1,121	25,129
Citrix Systems Inc. (c)	40	2,326
Cognizant Technology Solutions Corp. - Class A (c)	132	6,700
CommVault Systems Inc. (c)	9	609
Computer Sciences Corp.	32	1,919
Compuware Corp.	47	491
Concur Technologies Inc. (c)	10	1,024
Corning Inc.	304	6,322
Cree Inc. (c)	26	1,490
Cypress Semiconductor Corp. (d)	30	303
Diebold Inc.	14	559
DST Systems Inc.	6	612
Electronics for Imaging Inc. (c)	10	427
EMC Corp.	441	12,091
Equinix Inc. (c)	11	1,969
F5 Networks Inc. (c)	17	1,802
Facebook Inc. - Class A (c)	372	22,402
Fair Isaac Corp.	8	420
Fairchild Semiconductor International Inc. (c)	27	368
Finisar Corp. (c)	21	567
Fortinet Inc. (c)	30	656
Gartner Inc. - Class A (c)	20	1,374
Google Inc. - Class A (c)	61	68,468
Guidewire Software Inc. (c)	14	698
Harris Corp.	23	1,685
Hewlett-Packard Co.	413	13,354
Hittite Microwave Corp.	7	421
IAC/InterActiveCorp.	17	1,182
Informatica Corp. (c)	24	889
Ingram Micro Inc. - Class A (c)	34	1,002
Integrated Device Technology Inc. (c)	29	359
Intel Corp.	1,082	27,933
InterDigital Inc.	9	301
International Business Machines Corp.	213	41,009
International Rectifier Corp. (c)	15	404
Intuit Inc.	61	4,768
j2 Global Inc.	9	459
JDS Uniphase Corp. (c)	49	690
Juniper Networks Inc. (c)	110	2,823
KLA-Tencor Corp.	36	2,503
Lam Research Corp. (c)	35	1,923
Leidos Holdings Inc. (d)	16	572
Lexmark International Inc. - Class A	14	640
Linear Technology Corp.	52	2,509
LSI Corp.	122	1,355
Marvell Technology Group Ltd.	88	1,381
Maxim Integrated Products Inc.	62	2,037
Mentor Graphics Corp. (d)	21	453
Microchip Technology Inc. (d)	43	2,061
Micron Technology Inc. (c)	230	5,438
MICROS Systems Inc. (c)	16	871
Microsemi Corp. (c)	20	509
Microsoft Corp.	1,644	67,383
Motorola Solutions Inc.	50	3,194
NCR Corp. (c)	37	1,336
NetApp Inc.	73	2,681
NetSuite Inc. (c)	7	632
Nuance Communications Inc. (c) (d)	58	993
Nvidia Corp.	121	2,169
ON Semiconductor Corp. (c)	96	904
Oracle Corp.	754	30,837
Palo Alto Networks Inc. (c)	10	673
Plantronics Inc.	10	438
PMC - Sierra Inc. (c)	45	343
Polycom Inc. (c)	31	421
Progress Software Corp. (c)	11	244
PTC Inc. (c)	26	913
QLIK Technologies Inc. (c)	20	527
QUALCOMM Inc.	368	29,028
Rackspace Hosting Inc. (c)	26	841
Red Hat Inc. (c)	41	2,170
RF Micro Devices Inc. (c)	61	477
Riverbed Technology Inc. (c)	36	707
Rovi Corp. (c)	22	492
Salesforce.com Inc. (c)	122	6,983
SanDisk Corp.	49	3,973
Science Applications International Corp.	9	336
Seagate Technology	71	4,003
Semtech Corp. (c)	15	385
ServiceNow Inc. (c)	22	1,326
Silicon Laboratories Inc. (c)	8	438
Skyworks Solutions Inc. (c)	41	1,552
SolarWinds Inc. (c)	15	619
Solera Holdings Inc.	15	959
Splunk Inc. (c)	19	1,338
SS&C Technologies Holdings Inc. (c)	14	558
SunEdison Inc. (c)	53	1,000
Symantec Corp.	150	3,000
Synaptics Inc. (c) (d)	7	446

See accompanying Notes to Schedules of Investments.

	Shares	Value
Synopsys Inc. (c)	34	1,297
Tech Data Corp. (c)	8	517
Teradata Corp. (c)	36	1,753
Teradyne Inc. (c) (d)	42	841
Texas Instruments Inc.	236	11,134
TIBCO Software Inc. (c)	33	674
Twitter Inc. (c) (d)	16	769
Tyler Technologies Inc. (c)	6	537
Ultimate Software Group Inc. (c)	6	827
Vantiv Inc. - Class A (c)	31	925
VeriFone Systems Inc. (c)	24	827
VeriSign Inc. (c)	28	1,489
ViaSat Inc. (c)	9	614
VMware Inc. - Class A (c)	19	2,033
Western Digital Corp.	46	4,187
Workday Inc. - Class A (c) (d)	7	621
Xilinx Inc.	58	3,126
Yahoo! Inc. (c)	205	7,343
		641,439
Total Common Stocks (cost $494,981)		651,228

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (b)	4,478	4,478

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.21% (a) (b)	9,210	9,210
Total Short Term Investments (cost $13,688)		13,688
Total Investments - 101.8% (cost $508,669)		664,916
Other Assets and Liabilities, Net - (1.8%)		(11,954)
Total Net Assets - 100.0%		$652,962

See accompanying Notes to Schedules of Investments.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

(a)       Investment in affiliate.

(b)       Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2014.

(c)        Non-income producing security.

(d)       All or portion of the security was on loan.

Abbreviations:

“-” Amount rounds to less than one thousand

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depository Receipt

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of March 31, 2014 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$565,763	$—	$—	$565,763
Short Term Investments	1,172	—	—	1,172
Fund Total	$566,935	$—	$—	$566,935
JNL/Mellon Capital Global 15 Fund
Common Stocks	$168,291	$220,940	$—	$389,231
Rights	99	—	—	99
Short Term Investments	485	—	—	485
Fund Total	$168,875	$220,940	$—	$389,815
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$704,555	$—	$—	$704,555
Short Term Investments	8,597	—	—	8,597
Fund Total	$713,152	$—	$—	$713,152
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$801,842	$—	$—	$801,842
Short Term Investments	7,987	—	—	7,987
Fund Total	$809,829	$—	$—	$809,829
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$981,268	$—	$—	$981,268
Short Term Investments	3,662	—	—	3,662
Fund Total	$984,930	$—	$—	$984,930
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$701,864	$—	$—	$701,864
Short Term Investments	32,792	—	—	32,792
Fund Total	$734,656	$—	$—	$734,656
JNL/Mellon Capital NYSE International 25 Fund
Common Stocks	$82,294	$—	$—	$82,294
Short Term Investments	20,436	—	—	20,436
Fund Total	$102,730	$—	$—	$102,730
JNL/Mellon Capital 25 Fund
Common Stocks	$1,043,135	$—	$—	$1,043,135
Short Term Investments	23,569	—	—	23,569
Fund Total	$1,066,704	$—	$—	$1,066,704
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,099,786	$380,311	$—	$3,480,097
Rights	—	—	—	—
Short Term Investments	179,372	—	—	179,372
Fund Total	$3,279,158	$380,311	$—	$3,659,469
JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$299,295	$135,972	$—	$435,267
Rights	—	—	—	—
Short Term Investments	12,503	—	—	12,503
Fund Total	$311,798	$135,972	$—	$447,770
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$132,208	$—	$—	$132,208
Investment Companies	6,023	—	—	6,023
Short Term Investments	17,920	—	—	17,920
Fund Total	$156,151	$—	$—	$156,151

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$494,125	$—	$—	$494,125
Short Term Investments	11,012	—	—	11,012
Fund Total	$505,137	$—	$—	$505,137
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$488,916	$—	$—	$488,916
Short Term Investments	12,497	—	—	12,497
Fund Total	$501,413	$—	$—	$501,413
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$1,310,965	$—	$—	$1,310,965
Short Term Investments	30,556	—	—	30,556
Fund Total	$1,341,521	$—	$—	$1,341,521
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,194,929	$—	$—	$1,194,929
Short Term Investments	29,509	—	—	29,509
Fund Total	$1,224,438	$—	$—	$1,224,438
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$651,228	$—	$—	$651,228
Short Term Investments	13,688	—	—	13,688
Fund Total	$664,916	$—	$—	$664,916

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2014.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and per the securities lending agreement is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  Each Fund’s net exposure to the borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Funds.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended, (“1940 Act”), and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.

Investments in Affiliates - During the period ended March 31, 2014, certain Funds invested in a money market fund, which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The following table details cash management investments in affiliates held at March 31, 2014. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$141	$1,172	$—
JNL/Mellon Capital Global 15 Fund	755	485	—
JNL/Mellon Capital Nasdaq 25 Fund	1,841	957	—
JNL/Mellon Capital Value Line 30 Fund	96	1,389	—
JNL/Mellon Capital S&P 24 Fund	1,881	284	—

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2014

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital S&P SMid 60 Fund	$1,044	$1,059	$—
JNL/Mellon Capital 25 Fund	2,276	618	—
JNL/Mellon Capital JNL 5 Fund	2,611	189	—
JNL/Mellon Capital JNL Optimized 5 Fund	—	488	—
JNL/Mellon Capital Communications Sector Fund	991	322	—
JNL/Mellon Capital Consumer Brands Sector Fund	3,616	901	—
JNL/Mellon Capital Financial Sector Fund	2,085	3,161	—
JNL/Mellon Capital Healthcare Sector Fund	7,345	8,892	—
JNL/Mellon Capital Oil & Gas Sector Fund	4,023	4,307	—
JNL/Mellon Capital Technology Sector Fund	9,038	4,478	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at March 31, 2014.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$5,323	$425	$359	$23	$47	$5,437

Income Tax Matters - JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company®.

As of March 31, 2014, the cost of investments and the components of net unrealized appreciation were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
JNL/Mellon Capital Nasdaq 25 Fund	$621,309	$97,436	$(5,593)	$91,843
JNL/Mellon Capital Value Line 30 Fund	766,133	53,364	(9,668)	43,696
JNL/Mellon Capital S&P 24 Fund	947,712	63,943	(26,725)	37,218
JNL/Mellon Capital S&P SMid 60 Fund	647,865	104,289	(17,498)	86,791
JNL/Mellon Capital NYSE International 25 Fund	102,506	6,385	(6,161)	224
JNL/Mellon Capital 25 Fund	1,057,106	44,844	(35,246)	9,598
JNL/Mellon Capital JNL 5 Fund	3,434,921	358,670	(134,122)	224,548
JNL/Mellon Capital JNL Optimized 5 Fund	413,455	45,733	(11,418)	34,315
JNL/Mellon Capital Communications Sector Fund	146,374	19,026	(9,249)	9,777
JNL/Mellon Capital Consumer Brands Sector Fund	411,843	100,128	(6,834)	93,294
JNL/Mellon Capital Financial Sector Fund	432,727	74,534	(5,848)	68,686
JNL/Mellon Capital Healthcare Sector Fund	1,050,178	304,093	(12,750)	291,343
JNL/Mellon Capital Oil & Gas Sector Fund	990,183	263,078	(28,823)	234,255
JNL/Mellon Capital Technology Fund	521,041	156,163	(12,288)	143,875

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 30, 2014

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.